WARRANTS (Details)	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Number of Warrants
Number of Warrants, Outstanding Beginning | shares	348,375
Number of Warrants, Granted | shares
Number of Warrants, Exercised | shares	(99,713)
Number of Warrants, Cancelled or expired | shares	(248,662)
Number of Warrants, Outstanding and exercisable, Ending | shares
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning | $ / shares	$ 2.20
Weighted Average Exercise Price, Granted | $ / shares	0.00
Weighted Average Exercise Price, Exercised | $ / shares	2.16
Weighted Average Exercise Price, Cancelled or expired | $ / shares	2.21
Weighted Average Exercise Price, Outstanding and exercisable Ending | $ / shares	$ 0.00
Weighted Average Remaining Contract Term
Weighted Average Remaining Contract Term, Outstanding Beginning	2 years 6 months 18 days
Aggergate Intrinsic Value
Aggergate Intrinsic Value, Beginning | $	$ 0